UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:   12/31
                         --------------

ANNUAL REPORT

[RIVERSOURCE(SM) INVESTMENTS LOGO]

RIVERSOURCE(SM)
TAX-EXEMPT MONEY MARKET FUND

ANNUAL REPORT FOR THE
PERIOD ENDED DEC. 31, 2005

- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (FORMERLY AXP(R) TAX-FREE MONEY FUND) SEEKS TO PROVIDE SHAREHOLDERS WITH AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

TABLE OF CONTENTS

Fund Snapshot                                              3

Performance Summary                                        4

Questions & Answers with Portfolio Management              5

Investments in Securities                                  7

Financial Statements                                      12

Notes to Financial Statements                             15

Report of Independent Registered Public Accounting Firm   20

Federal Income Tax Information                            21

Fund Expenses Example                                     23

Board Members and Officers                                24

Approval of Investment Management Services Agreement      27

Proxy Voting                                              30

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2 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

FUND SNAPSHOT
          AT DEC. 31, 2005

FUND OBJECTIVE

For investors seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Inception date                       8/5/80

Ticker symbol                         ITFXX

Total net assets             $119.8 million

Number of holdings                       54

Weighted average maturity(1)      11.3 days

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

STYLE MATRIX

DURATION       SHORT    INT.       LONG
QUALITY
HIGH           /X/      / /        / /
MEDIUM         / /      / /        / /
LOW            / /      / /        / /

SHADING WITHIN THE STYLE MATRIX INDICATES AREAS IN WHICH THE FUND GENERALLY INVESTS.

TOP FIVE STATES

PERCENTAGE OF PORTFOLIO ASSETS

Minnesota                             14.7%
Illinois                              12.4
Texas                                  9.5
Alabama                                7.3
Kentucky                               5.0

SECTOR COMPOSITION

PERCENTAGE OF PORTFOLIO ASSETS

Municipal notes                        100%

7-DAY YIELD

2.49%                          at 12/31/05

The 7-day yield shown in the table more closely reflects the current earnings of the Fund than the total return quotations. Short-term yield may be higher or lower than the figure shown. Contact your advisor or www.riversource.com for the most current yield information.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

Certain income may be subject to alternative minimum tax or state or local tax.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
             RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 3

PERFORMANCE SUMMARY

[CHART]

                                   PERFORMANCE
                        FOR THE YEAR ENDED DEC. 31, 2005

RiverSource Tax-Exempt Money Market Fund    +1.71%

Past performance is no guarantee of future results.

THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING (800) 862-7919 OR VISITING www.riversource.com/funds.

AVERAGE ANNUAL TOTAL RETURNS

AT DEC. 31, 2005

1 year                                                                  +1.71%
3 years                                                                 +0.86%
5 years                                                                 +1.13%
10 years                                                                +2.09%
Since inception (8/5/80)                                                +3.49%

DISTRIBUTION SUMMARY

THE TABLE BELOW DETAILS THE FUND'S INCOME AND CAPITAL GAIN DISTRIBUTIONS FOR THE FISCAL YEARS SHOWN.

                                         SHORT-TERM      LONG-TERM
FISCAL YEAR ENDED              INCOME   CAPITAL GAINS   CAPITAL GAINS   TOTAL
Dec. 31, 2005                  $0.02         $--             $--        $0.02
Dec. 31, 2004                   0.01          --              --         0.01
Dec. 31, 2003*                      *         --              --             *
Dec. 31, 2002                   0.01          --              --         0.01
Dec. 31, 2001                   0.02          --              --         0.02

* The amount of income distributed was less than one-half a cent per share for the period shown. The 2003 income distribution for RiverSource Tax-Exempt Money Market Fund was $0.00395 per share.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

BELOW, THE PORTFOLIO MANAGER FOR RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND, DISCUSSES THE FUND'S RESULTS AND POSITIONING FOR THE FISCAL YEAR ENDED DEC. 31, 2005.

Q:   HOW DID RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND PERFORM FOR THE FISCAL
     YEAR?

A: RiverSource Tax-Exempt Money Market Fund gained 1.71% for the 12 months ended Dec. 31, 2005. The annualized simple yield was 2.46% and the annualized compound yield was 2.49% for the seven-day period ended Dec. 31, 2005. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

Q: WHAT FACTORS MOST SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THE ANNUAL PERIOD?

A: An increase in short-term rates had the greatest effect on the Fund's annual results. The Federal Reserve Board (the Fed) raised interest rates by 0.25% eight additional times during the 12 months, bringing the targeted federal funds rate to 4.25% by the end of December 2005. The devastation caused by Hurricane Katrina had led many to believe the Fed might pause in its tightening cycle, but instead the U.S. economy, in general, and consumer spending, in particular, showed remarkable resiliency to back-to-back major hurricanes, threats of an energy supply shock and record-high gasoline prices. Also, there was still no strong signal that core inflation was at risk of breaking out higher. Thus, the Fed continued its steady tightening. Toward the end of the period, the money markets began to price in continued hikes by the Fed into 2006.

     Within the tax-exempt money market, supply and demand were also major factors. Note issuance was confined to the "usual" issuers during the period, due to healthy revenue and tax flows resulting from the strength of the economy. Issuance of instruments with a variable interest rate called "floaters," was strong during the period, as issuers took advantage of a relatively steep tax-exempt yield curve, as compared to the nearly flat U.S. Treasury yield curve. Demand for floaters also was robust, as investors sought the ability to capture the expected increases in short-term yields. In all, then, the ratio of tax-exempt money market yields to comparable taxable securities moved back into the historical range of 65% to 75%. Credit ratings within the tax-exempt money market remained strong, with the fiscal standing of most issuers improving as the economy grew at a relatively stable rate. Understandably, the exception to this positive credit rating scenario was certain issuers in the hurricane-affected areas of Louisiana and Mississippi.

--------------------------------------------------------------------------------
             RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 5

QUESTIONS & ANSWERS

- WE MANAGED THE FUND DEFENSIVELY, KEEPING ITS WEIGHTED AVERAGE MATURITY RELATIVELY SHORT THROUGH MOST OF THE FISCAL YEAR IN ANTICIPATION OF CONTINUED INTEREST RATE HIKES BY THE FED.

Q:   WHAT CHANGES DID YOU MAKE TO THE FUND DURING THE PERIOD?

A: We made very few changes during the period. We managed the Fund defensively, keeping its weighted average maturity relatively short through most of the fiscal year in anticipation of continued interest rate hikes by the Fed. The Fund's average maturity stood at 11 days on Dec. 31, 2005. During the 12 months, we increased the Fund's allocation to longer-dated tax-exempt commercial paper. However, to keep the average maturity of the Fund from lengthening, we reduced the term on many floating securities within the portfolio from weekly to daily. With the Fed increasing short-term rates at each of its meetings, floating securities enabled the Fund to capture higher rates through the frequent resets of these securities' yields.

Q:   HOW DO YOU INTEND TO POSITION THE FUND OVER THE COMING MONTHS?

A: We intend to continue positioning the Fund to take advantage of further rate increases. We believe the short-term rate will increase more than is priced into the market, and therefore, we expect to maintain the Fund's average maturity fairly short.

     We will continue to closely monitor economic data, Fed policy and any shifts in the tax-exempt money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields. Our objective remains seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

DEC. 31, 2005

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

MUNICIPAL NOTES (99.4%)

                                                                                            AMOUNT
                                                                            EFFECTIVE     PAYABLE AT
ISSUE(b),(c),(d)                                                              YIELD        MATURITY       VALUE(a)
ALABAMA (7.3%)
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1995E
    10-01-22                                                                3.75%        $2,900,000(e)   $2,900,000
County of Jefferson
  Revenue Bonds
  Capital Improvement Warrants
  V.R.D.N. Series 2002A
  (JPMorgan Chase Bank) FGIC
    02-01-42                                                                3.58          4,250,000(e)    4,250,000
Parrish Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1994
    06-01-15                                                                3.70          1,600,000(e)    1,600,000
                                                                                                         ----------
Total                                                                                                     8,750,000
-------------------------------------------------------------------------------------------------------------------

CALIFORNIA (4.0%)
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Rand Corporation
  V.R.D.N. Series 2002B
  (JPMorgan Chase Bank) AMBAC
    04-01-42                                                                3.75            600,000(e)      600,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-6 (State Street B&T)
    05-01-22                                                                3.62          1,500,000(e)    1,500,000
Irvine
  Revenue Bonds
  Assessment District No 97-16
  V.R.D.N. Series 1997 (State Street B&T)
    09-02-22                                                                3.62            600,000(e)      600,000
Irvine
  Special Assessment
  Assessment District No 87-8
  V.R.D.N. Series 1999 (KBC Bank NV)
    09-02-24                                                                3.62            100,000(e)      100,000
State of California
  R.A.N.
  Series 2005
    06-30-06                                                                3.00%        $2,000,000      $2,014,589
                                                                                                         ----------
Total                                                                                                     4,814,589
-------------------------------------------------------------------------------------------------------------------

COLORADO (0.3%)
Moffat County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (JPMorgan Chase Bank) AMBAC
    05-01-13                                                                3.75            400,000(e)      400,000
-------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (1.0%)
District of Columbia
  Revenue Bonds
  American Psychological Association
  V.R.D.N. Series 2003 (Bank of America)
    03-01-28                                                                3.60          1,200,000(e)    1,200,000
-------------------------------------------------------------------------------------------------------------------

FLORIDA (4.2%)
Collier County Health Facilities Authority
  C.P.
    02-09-06                                                                3.05          5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------------------

GEORGIA (3.9%)
City of Atlanta
  Revenue Bonds
  V.R.D.N. Series 2002C
  (Dexia Credit Local) FSA
    11-01-41                                                                3.70            700,000(e)      700,000
DeKalb County Hospital Authority
  Revenue Bonds
  DeKalb Medical Center Project
  V.R.D.N. Series 2003B
  (Wachovia Bank) FSA
    09-01-31                                                                3.52          4,000,000(e)    4,000,000
                                                                                                         ----------
Total                                                                                                     4,700,000
-------------------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
             RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 7

                                                                                           AMOUNT
                                                                            EFFECTIVE    PAYABLE AT
ISSUE(b),(c),(d)                                                              YIELD       MATURITY        VALUE(a)
ILLINOIS (12.4%)
City of Chicago
  Unlimited General Obligation Bonds
  Neighborhoods Alive
  V.R.D.N. Series 2002-21B
  (Lloyds TSB Group) MBIA
    01-01-37                                                                3.55%        $4,100,000(e)   $ 4,100,000
County of Cook
  Unlimited General Obiligation Bonds
  Capital Improvement
  V.R.D.N. Series 2002B
  (Landesbank Hessen-Thuringen Girozentrale)
    11-01-31                                                                3.52          4,000,000(e)     4,000,000
Illinois Health Facilities Authority
  Revenue Bonds
  University of Chicago Hospitals
  V.R.D.N. Series 1998
  (Bank One Illinois) MBIA
    08-01-26                                                                3.70          1,700,000(e)     1,700,000
Illinois International District
  Refunding Revenue Bonds
  V.R.D.N. Series 2003 (LaSalle Bank)
    01-01-23                                                                3.58          1,000,000(e)     1,000,000
State of Illinois
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2003B (Depfa Bank)
    10-01-33                                                                3.58          4,000,000(e)     4,000,000
                                                                                                         -----------
Total                                                                                                     14,800,000
--------------------------------------------------------------------------------------------------------------------

INDIANA (3.8%)
Hammond
  Refunding Revenue Bonds
  Amoco Oil Company Project
  V.R.D.N. Series 1994
    02-01-22                                                                3.78            300,000(e)       300,000
Indiana University
  Revenue Bonds
  V.R.D.N. Series 2000
    11-15-20                                                                3.51          4,300,000(e)     4,300,000
                                                                                                         -----------
Total                                                                                                      4,600,000
--------------------------------------------------------------------------------------------------------------------

KENTUCKY (4.9%)
Newport
  Revenue Bonds
  V.R.D.N. Series 2002 (US Bank)
    04-01-32                                                                3.58          4,700,000(e)     4,700,000
Williamsburg
  Refunding & Improvements Revenue Bonds
  Cumberland Project
  V.R.D.N. Series 2002 (Fifth Third Bank)
    09-01-32                                                                3.56%        $1,225,000(e)   $ 1,225,000
                                                                                                         -----------
Total                                                                                                      5,925,000
--------------------------------------------------------------------------------------------------------------------

MARYLAND (0.8%)
Maryland Health & Higher Education
  C.P.
    02-07-06                                                                3.09          1,000,000        1,000,000
--------------------------------------------------------------------------------------------------------------------

MICHIGAN (4.0%)
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B
  (Dexia Credit Local) FSA
    07-01-33                                                                3.70          1,500,000(e)     1,500,000
University of Michigan
  Refunding Revenue Bonds
  University of Michigan Hospitals
  V.R.D.N. Series 1992A
    12-01-19                                                                3.75          3,300,000(e)     3,300,000
                                                                                                         -----------
Total                                                                                                      4,800,000
--------------------------------------------------------------------------------------------------------------------

MINNESOTA (14.6%)
Arden Hills
  Revenue Bonds
  Presbyterian Homes
  V.R.D.N. Series 1999B (US Bank)
    09-01-29                                                                3.80            400,000(e)       400,000
City of Minneapolis
  Revenue Bonds
  Guthrie Theater Project
  V.R.D.N. Series 2003 (Wells Fargo Bank)
    10-01-23                                                                3.51          4,000,000(e)     4,000,000
Rochester Health Care Facility
  C.P.
    01-17-06                                                                3.09          5,000,000        5,000,000
Southern Minnesota Municipal Power
  C.P.
    01-04-06                                                                3.03          5,100,000        5,100,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

                                                                                           AMOUNT
                                                                            EFFECTIVE    PAYABLE AT
ISSUE(b),(c),(d)                                                              YIELD       MATURITY        VALUE(a)
MINNESOTA (CONT.)
University of Minnesota
  Revenue Bonds
  V.R.D.N. Series 1999A
  (Landesbank Hessen-Thuringen Girozentrale)
    01-01-34                                                                3.58%        $2,980,000(e)   $ 2,980,000
                                                                                                         -----------
Total                                                                                                     17,480,000
--------------------------------------------------------------------------------------------------------------------

MISSISSIPPI (1.9%)
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1992
    12-01-16                                                                3.70            400,000(e)       400,000
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
    06-01-23                                                                3.70          1,700,000(e)     1,700,000
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
    06-01-23                                                                3.74            200,000(e)       200,000
                                                                                                         -----------
Total                                                                                                      2,300,000
--------------------------------------------------------------------------------------------------------------------

MISSOURI (2.3%)
Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Washington University
  V.R.D.N. Series 1996A (Morgan Guaranty Trust)
    09-01-30                                                                3.80          2,800,000(e)     2,800,000
--------------------------------------------------------------------------------------------------------------------

NEBRASKA (3.0%)
Nebraska Public Power District
  C.P.
    01-04-06                                                                3.03          3,600,000        3,600,000
--------------------------------------------------------------------------------------------------------------------

NEVADA (2.5%)
Las Vegas Valley Water District
  C.P.
    01-04-06                                                                3.07          3,000,000        3,000,000
--------------------------------------------------------------------------------------------------------------------

NEW MEXICO (1.2%)
Farmington
  Refunding Revenue Bonds
  Arizona Public Service Company
  V.R.D.N. Series 1994B (Barclays Bank)
    09-01-24                                                                3.70          1,400,000(e)     1,400,000
--------------------------------------------------------------------------------------------------------------------

NEW YORK (0.4%)
City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2001A-7
  (Bank of Nova Scotia) AMBAC
    11-01-24                                                                3.76%        $  455,000(e)   $   455,000
--------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (0.4%)
Pennsylvania State Higher Educational Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995A (Morgan Guaranty Trust)
    11-01-25                                                                3.70            300,000(e)       300,000
Pennsylvania State Higher Educational Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995B (Morgan Guaranty Trust)
    11-01-27                                                                3.70            200,000(e)       200,000
                                                                                                         -----------
Total                                                                                                        500,000
--------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA (1.9%)
South Carolina Public Service Authority
  C.P.
    01-09-06                                                                3.09          2,300,000        2,300,000
--------------------------------------------------------------------------------------------------------------------

TENNESSEE (3.1%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2001 (Bank of America)
    07-01-31                                                                3.75            500,000(e)       500,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
    01-01-33                                                                3.75            800,000(e)       800,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Loan Pool
  V.R.D.N. Series 2002 (Bank of America)
    04-01-32                                                                3.75          2,400,000(e)     2,400,000
                                                                                                         -----------
Total                                                                                                      3,700,000
--------------------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
             RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 9

                                                                                           AMOUNT
                                                                            EFFECTIVE    PAYABLE AT
ISSUE(b),(c),(d)                                                              YIELD       MATURITY        VALUE(a)
TEXAS (9.5%)
City of San Antonio
  Refunding Revenue Bonds
  Sub Lien
  V.R.D.N. Series 2003B
  (JPMorgan Chase Bank) MBIA
    05-15-33                                                                3.50%        $3,940,000(e)   $  3,940,000
Dallas Area Rap Transit
  C.P.
    01-10-06                                                                3.14          5,000,000         5,000,000
Harris County Health Facilities Development Corporation
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.N. Series 1999 (Bank One Texas)
    07-01-34                                                                3.70            700,000(e)        700,000
Port of Port Arthur Navigation District
  Refunding Revenue Bonds
  Texaco Project
  V.R.D.N. Series 1994
    10-01-24                                                                3.78          1,700,000(e)      1,700,000
                                                                                                         ------------
Total                                                                                                      11,340,000
---------------------------------------------------------------------------------------------------------------------

UTAH (4.3%)
Emery County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (Bank of Nova Scotia) AMBAC
    11-01-24                                                                3.70          1,100,000(e)      1,100,000
Intermountain Power Agency
  C.P.
    01-04-06                                                                3.11          4,000,000         4,000,000
                                                                                                         ------------
Total                                                                                                       5,100,000
---------------------------------------------------------------------------------------------------------------------

VIRGINIA (3.3%)
Chesapeake Hospital Authority
  Revenue Bonds
  Chesapeake General Hospital
  V.R.D.N. Series 2001A (SunTrust Bank)
    07-01-31                                                                3.55          4,000,000(e)      4,000,000
---------------------------------------------------------------------------------------------------------------------

WISCONSIN (3.5%)
City of Milwaukee
  Revenue Bonds
  Milwaukee Public Museum
  V.R.D.N. Series 2000 (Bank One)
    04-01-35                                                                3.58%        $1,200,000(e)   $  1,200,000
Milwaukee Redevelopment Authority
  Revenue Bonds
  La Causa Project
  V.R.D.N. Series 2000 (US Bank Trust)
    12-01-20                                                                3.55          3,030,000(e)      3,030,000
                                                                                                         ------------
Total                                                                                                       4,230,000
---------------------------------------------------------------------------------------------------------------------

WYOMING (0.8%)
Uinta County
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
    08-15-20                                                                3.70            900,000(e)        900,000
---------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $119,094,589)(f)                                                                                  $119,094,589
=====================================================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(f) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2005.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 11

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

DEC. 31, 2005

ASSETS
Investments in securities, at value (Note 1)
   (identified cost $119,094,589)                                             $119,094,589
Cash in bank on demand deposit                                                     149,997
Capital shares receivable                                                           73,000
Accrued interest receivable                                                        298,342
Receivable for investment securities sold                                          250,690
------------------------------------------------------------------------------------------
Total assets                                                                   119,866,618
------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                    8,276
Accrued investment management services fee                                           1,179
Accrued distribution fee                                                            19,114
Accrued transfer agency fee                                                            774
Accrued administrative services fee                                                    197
Other accrued expenses                                                              38,987
------------------------------------------------------------------------------------------
Total liabilities                                                                   68,527
------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                            $119,798,091
==========================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                      $  1,198,261
Additional paid-in capital                                                     118,622,614
Accumulated net realized gain (loss) (Note 5)                                      (22,784)
------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock      $119,798,091
==========================================================================================
Shares outstanding                                                             119,826,052
------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                        $       1.00
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

STATEMENT OF OPERATIONS

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

YEAR ENDED DEC. 31, 2005

INVESTMENT INCOME
Income:
Interest                                                                        $2,818,701
------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                 423,253
Distribution fee                                                                   117,570
Transfer agency fee                                                                131,942
Incremental transfer agency fee                                                     12,802
Administrative services fees and expenses                                           42,768
Compensation of board members                                                       10,151
Custodian fees                                                                      20,735
Printing and postage                                                                26,570
Registration fees                                                                   46,340
Audit fees                                                                          24,000
Other                                                                                8,282
------------------------------------------------------------------------------------------
Total expenses                                                                     864,413
   Earnings credits on cash balances (Note 2)                                      (19,465)
------------------------------------------------------------------------------------------
Total net expenses                                                                 844,948
------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                  1,973,753
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on securities transactions (Note 3)                        (4,286)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $1,969,467
==========================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 13

STATEMENTS OF CHANGES IN NET ASSETS

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

YEAR ENDED DEC. 31,                                                                     2005            2004
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                                    $   1,973,753   $     686,080
Net realized gain (loss) on securities transactions                                       (4,286)             --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        1,969,467         686,080
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                              (1,973,753)       (686,080)
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                                        180,483,680     185,159,033
Net asset value of shares issued in reinvestment of distributions                      1,903,903         666,769
Payments for redemptions of shares                                                  (190,462,086)   (227,418,849)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                     (8,074,503)    (41,593,047)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               (8,078,789)    (41,593,047)
Net assets at beginning of year                                                      127,876,880     169,469,927
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                          $ 119,798,091   $ 127,876,880
================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (FORMERLY AXP TAX-FREE MONEY FUND)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Free Money Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. AXP Tax-Free Money Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in debt obligations.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                                                                   2005        2004
--------------------------------------------------------------------------------------------------------
Distributions paid from:
      Ordinary income -- tax-exempt interest distributions*                        $1,973,753   $686,080
      Long-term capital gain                                                               --         --

At Dec. 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                                                 $  8,276
Accumulated gain (loss)                                                                         $(22,784)
Unrealized appreciation (depreciation)                                                          $     --

* Tax-exempt interest distributions were 100% for the years ended 2005 and 2004.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 15

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.25% annually as the Fund's assets increase. On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. Effective March 1, 2006, the management fee percentage of the Fund's average daily net assets will decline from 0.33% to 0.15% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.03% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

--------------------------------------------------------------------------------
16 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

The Fund has an agreement with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.

During the year ended Dec. 31, 2005, the Fund's custodian and transfer agency fees were reduced by $19,465 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $387,862,046 and $396,280,475, respectively, for the year ended Dec. 31, 2005. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended Dec. 31, 2005.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $22,784 at Dec. 31, 2005, that if not offset by capital gains will expire as follows:

                    2008                    2010                   2013
                    $166                   $18,331                $4,287

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 17

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
18 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

FISCAL PERIOD ENDED DEC. 31,                                              2005     2004     2003    2002     2001
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                     $1.00    $1.00    $1.00   $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .02      .01       --     .01      .02
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.02)    (.01)      --    (.01)    (.02)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $1.00    $1.00    $1.00   $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                  $ 120    $ 128    $ 169   $ 207    $ 207
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                           .74%     .73%     .71%    .59%     .59%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         1.68%     .48%     .37%    .89%    2.17%
-----------------------------------------------------------------------------------------------------------------
Total return                                                              1.71%     .50%     .37%    .89%    2.21%
-----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
AXP TAX-FREE MONEY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Tax-Exempt Money Market Fund (a series of AXP Tax-Free Money Series, Inc.) as of December 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 2005, and the financial highlights for each of the years in the five-year period ended December 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Tax-Exempt Money Market Fund, as of December 31, 2005, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Minneapolis, Minnesota
February 20, 2006

--------------------------------------------------------------------------------
20 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND
FISCAL YEAR ENDED DEC. 31, 2005

INCOME DISTRIBUTIONS -- 100% ARE TAX-EXEMPT.

PAYABLE DATE                                                        PER SHARE
Jan. 27, 2005                                                        $0.00078
Feb. 24, 2005                                                         0.00086
March 30, 2005                                                        0.00114
April 28, 2005                                                        0.00127
May 26, 2005                                                          0.00157
June 29, 2005                                                         0.00160
July 28, 2005                                                         0.00120
Aug. 29, 2005                                                         0.00153
Sept. 29, 2005                                                        0.00164
Oct. 27, 2005                                                         0.00152
Nov. 29, 2005                                                         0.00190
Dec. 29, 2005                                                         0.00188
TOTAL DISTRIBUTIONS                                                  $0.01689

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 21

SOURCE OF INCOME BY STATE

Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 2005 are listed below.

Alabama                                 4.269%
Alaska                                  0.043
Arizona                                 0.852
California                              1.694
Colorado                                0.099
Florida                                 4.242
Georgia                                 5.045
Illinois                               11.023
Indiana                                 1.077
Kentucky                                6.225
Louisiana                               0.060
Maryland                                2.258
Massachusetts                           1.053
Michigan                                3.267
Minnesota                               9.431
Mississippi                             1.689
Missouri                                1.014
Nebraska                                3.668%
Nevada                                  0.697
New Hampshire                           3.484
New Mexico                              0.129
New York                                0.205
Ohio                                    0.039
Pennsylvania                            1.466
South Carolina                          3.312
Tennessee                               1.179
Texas                                  13.577
Utah                                    4.784
Virginia                                4.272
Washington                              2.519
Washington, D.C.                        2.411
Wisconsin                               3.811
Wyoming                                 1.106

--------------------------------------------------------------------------------
22 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2005.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                BEGINNING        ENDING         EXPENSES
                                              ACCOUNT VALUE  ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                               JULY 1, 2005   DEC. 31, 2005   THE PERIOD(a)  EXPENSE RATIO
Actual(b)                                         $1,000        $1,009.70       $3.68(c)         .73%
Hypothetical (5% return before expenses)          $1,000        $1,021.41       $3.70(c)         .73%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return of +0.97% for the six months ended Dec. 31, 2005.
(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedule under the Administrative Services Agreement and the Investment Management Services Agreement had been in place for the entire six-month period ended Dec. 31, 2005, the actual expenses paid would have been $3.63 and the hypothetical expenses paid would have been $3.65.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 23

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 3 Master Trust portfolios and 96 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                     LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Kathleen Blatz          Board member          Chief Justice, Minnesota Supreme
901 S. Marquette Ave.   since 2006            Court, 1998-2005
Minneapolis, MN 55402
Age 51

Arne H. Carlson         Board member          Chair, Board Services Corporation
901 S. Marquette Ave.   since 1999            (provides administrative services
Minneapolis, MN 55402                         to boards); former Governor of
Age 71                                        Minnesota

Patricia M. Flynn       Board member          Trustee Professor of Economics and
901 S. Marquette Ave.   since 2004            Management, Bentley College; former
Minneapolis, MN 55402                         Dean, McCallum Graduate School of
Age 55                                        Business, Bentley College

Anne P. Jones           Board member          Attorney and Consultant
901 S. Marquette Ave.   since 1985
Minneapolis, MN 55402
Age 71

Jeffrey Laikind         Board member          Former Managing Director, Shikiar     American Progressive
901 S. Marquette Ave.   since 2005            Asset Management                      Insurance
Minneapolis, MN 55402
Age 70

Stephen R. Lewis, Jr.   Board member          President Emeritus and Professor of   Valmont Industries, Inc.
901 S. Marquette Ave.   since 2002            Economics, Carleton College           (manufactures irrigation
Minneapolis, MN 55402                                                               systems)
Age 66

--------------------------------------------------------------------------------
24 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                     LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Catherine James Paglia  Board member          Director, Enterprise Asset            Strategic Distribution,
901 S. Marquette Ave.   since 2004            Management, Inc. (private real        Inc. (transportation,
Minneapolis, MN 55402                         estate and asset management company)  distribution and
Age 53                                                                              logistics consultants)

Vikki L. Pryor          Board member          President and Chief Executive
901 S. Marquette Ave.   since 2006            Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                         Insurance Company, Inc. since 1999
Age 52

Alan K. Simpson         Board member          Former three-term United States
1201 Sunshine Ave.      since 1997            Senator for Wyoming
Cody, WY 82414
Age 74

Alison Taunton-Rigby    Board member          Chief Executive Officer, RiboNovix,   Hybridon, Inc.
901 S. Marquette Ave.   since 2002            Inc. since 2003 (biotechnology);      (biotechnology); American
Minneapolis, MN 55402                         former President, Forester Biotech    Healthways, Inc. (health
Age 61                                                                              management programs)

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                     LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
William F. Truscott     Board member          President - U.S. Asset Management
53600 Ameriprise        since 2001,           and Chief Investment Officer,
Financial Center        Vice President        Ameriprise Financial, Inc. and
Minneapolis, MN 55474   since 2002            President, Chairman of the Board and
Age 45                                        Chief Investment Officer,
                                              RiverSource Investments, LLC since
                                              2005; Senior Vice President - Chief
                                              Investment Officer, Ameriprise
                                              Financial, Inc. and Chairman of the
                                              Board and Chief Investment Officer,
                                              RiverSource Investments, LLC,
                                              2001-2005; former Chief Investment
                                              Officer and Managing Director,
                                              Zurich Scudder Investments

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 25

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                     LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox          Treasurer             Vice President - Investment
105 Ameriprise          since 2002            Accounting, Ameriprise Financial,
Financial Center                              Inc., since 2002; Vice President -
Minneapolis, MN 55474                         Finance, American Express Company,
Age 50                                        2000-2002; Vice President -
                                              Corporate Controller, Ameriprise
                                              Financial, Inc., 1996-2000

Paula R. Meyer          President             Senior Vice President - Mutual
596 Ameriprise          since 2002            Funds, Ameriprise Financial, Inc.,
Financial Center                              since 2002 and Senior Vice
Minneapolis, MN 55474                         President, RiverSource Investments,
Age 51                                        LLC since 2004; Vice President and
                                              Managing Director - American
                                              Express Funds, Ameriprise
                                              Financial, Inc., 2000-2002; Vice
                                              President, Ameriprise Financial,
                                              Inc., 1998-2000

Leslie L. Ogg           Vice President,       President of Board Services
901 S. Marquette Ave.   General Counsel,      Corporation
Minneapolis, MN 55402   and Secretary
Age 67                  since 1978

Beth E. Weimer          Chief Compliance      Vice President and Chief Compliance
172 Ameriprise          Officer since 2004    Officer, Ameriprise Financial, Inc.,
Financial Center                              since 2001 and Chief Compliance
Minneapolis, MN 55474                         Officer, RiverSource Investments,
Age 53                                        LLC since 2005; Vice President and
                                              Chief Compliance Officer - Asset
                                              Management and Insurance,
                                              Ameriprise Financial Services, Inc.,
                                              since 2001; Partner, Arthur Andersen
                                              Regulatory Risk Services, 1998-2001

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
26 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial, formerly American Express Financial Corporation), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. Throughout the year, the Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

Ameriprise Financial had served as investment manager to the Fund until Sept. 29, 2005. On that date, and pursuant to the consent of the Board, Ameriprise Financial transferred its rights, title, and interest and its burdens and obligations under the IMS Agreement to RiverSource, its wholly-owned subsidiary.

Each year, the Board determines whether to continue the IMS Agreement by evaluating the quality and level of services received and the costs associated with those services. To assist the Board in making this determination, the investment manager prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement.

BACKGROUND

This past year, prior to the Board's annual review process, on Feb. 1, 2005, American Express Company, the former parent of Ameriprise Financial, announced its intention to pursue a spin-off of Ameriprise Financial by distributing shares of the common stock of Ameriprise Financial to shareholders of American Express Company. Following this announcement, the Board determined to proceed with its annual review process and, after thorough review of the reports and data provided, at a meeting held in person on April 14, 2005, the Board, including all of its independent members, determined that the quality and level of advisory services provided pursuant to the IMS Agreement were satisfactory and that fees were fair and reasonable. However, in light of the announced plans of the spin-off, the Board approved continuation of the IMS Agreement with Ameriprise Financial for only an interim period ending on the later of (i) the effective date of the spin-off; or (ii) the approval of a new IMS Agreement with Ameriprise Financial (or its subsidiary) by the shareholders of the Fund, but in no event for a period longer than one year.

During the course of the six-month period following the April 2005 meeting, the Board evaluated whether to approve new investment management services agreements for each of the funds within the Ameriprise Financial fund complex (together, the Funds) with post-spin Ameriprise Financial (or RiverSource). Independent counsel, Schulte Roth & Zabel LLP (Schulte), assisted the Boards in fulfilling their statutory and other responsibilities associated with the spin-off and the resulting consideration of new contracts, including the new IMS Agreement. The Board and its committees were provided with a wealth of written and oral information in this regard. Furthermore, in connection with the Board's considerations as to whether post-spin Ameriprise Financial, as an entity independent from American Express Company, would be capable of continuing to provide a high quality of services to the Funds,

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 27 the Board's independent members retained their own financial adviser, Credit Suisse First Boston LLC (CSFB), to assist them in analyzing the capital adequacy of post-spin Ameriprise Financial. (The costs of independent counsel and CSFB and of additional meetings of the Boards were borne by Ameriprise Financial as part of the commitment of the American Express Company to ensure a complete and thorough review of the proposed spin-off and its effect on the services provided by Ameriprise Financial and its subsidiaries.) At a meeting of the Board held on Sept. 8, 2005, the Board, including all of its independent members, approved, and recommended that shareholders approve, a proposed new IMS Agreement with RiverSource (the New IMS Agreement). At a meeting of the Fund's shareholders held on Feb. 15, 2006, shareholders approved the New IMS Agreement. The following section, "Board Considerations Related to the New IMS Agreement," provides a detailed discussion of the Board's considerations and determinations respecting the New IMS Agreement.

BOARD CONSIDERATIONS RELATED TO THE NEW IMS AGREEMENT

In carrying out its legal responsibilities associated with the consideration of the New IMS Agreement, the Board evaluated the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY POST-SPIN AMERIPRISE FINANCIAL (AND ITS SUBSIDIARIES)

The Board recognized that only a few months had passed since its April 2005 conclusion that the nature, extent and quality of services provided by Ameriprise Financial were satisfactory and consistent with those that would be expected for a fund family of the size of the Funds and its determination to renew the IMS Agreement for the interim period. However, the Board also recognized the need to supplement this assessment with an evaluation of whether the spin-off or other factors would result in changes to the advisory services being provided under the current IMS Agreement.

The Board focused its evaluation on the following factors potentially impacting the nature, extent and quality of advisory services to be provided by Ameriprise
Financial: (i) Ameriprise Financial's projected capital structure and capital adequacy as a stand-alone entity; (ii) its legal and regulatory risks; (iii) its ability to retain and attract personnel; and (iv) its ability to successfully re-brand its products and services. Based on extensive presentations and reports by Ameriprise Financial, CSFB and Schulte, the Board concluded that the proposed capital structure (which includes certain indemnification commitments made by American Express Company) should enable RiverSource to continue to provide a high quality and level of advisory services to the Fund. In making this determination, the Board took into account representations by management of Ameriprise Financial that projected capital levels would allow Ameriprise Financial and RiverSource to meet legal and compliance responsibilities, build their distribution network, pursue technological upgrades, make capital commitments necessary to retain and attract key personnel devoted to legal and compliance responsibilities, portfolio management and distribution, and pursue smaller asset management acquisitions to help grow the asset management business. The Board accorded significant weight to CSFB's confirmation as to the reasonableness of the proposed capital structure. The Board also considered the fact that there were no expected departures of key personnel involved in the portfolio management, operations and marketing of the Funds as a result of the announcement of the spin-off.

--------------------------------------------------------------------------------
28 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

The Board concluded that, based on all of the materials and information provided, post-spin Ameriprise Financial (including RiverSource) would be in a position to continue to provide a high quality and level of advisory services to the Fund.

INVESTMENT PERFORMANCE

The Board next focused on investment performance. The Board reviewed reports documenting the Fund's performance over one-, three- and/or five-year periods, as well as the entire period during which its current portfolio manager has managed the Fund, and compared to relevant Lipper and market indices. The Board took into account its determination in April 2005 that investment performance was consistent with its peer group in 2004.

The Board also considered that it had been receiving monthly performance reports for the Fund and that there had been no significant deviations from April's overall performance data.

COST OF SERVICES PROVIDED

The Board evaluated comparative fees and the costs of services under the current IMS Agreement and the New IMS Agreement, including fees charged by Ameriprise Financial (including RiverSource and other subsidiaries) to institutional clients. The Board observed that the proposed advisory fee changes are designed to work in tandem with proposed changes to administrative services fees and that advisory fees under the New IMS Agreement would decrease. The Board studied RiverSource's effort (i.e., its "pricing philosophy") to set substantially all Funds' total expense ratios at or below the median expense ratio of comparable mutual funds (as compiled by Lipper). It also noted that RiverSource has agreed to voluntarily impose expense caps or waivers to achieve this pricing objective whenever the expense ratio exceeded the median expense ratio by more than three basis points.

The Board next considered the expected profitability to Ameriprise Financial and RiverSource derived from their relationship with the Fund, recalling the April 2005 determination that the profitability level was appropriate. The Board noted that projected profitability of Ameriprise Financial would allow it to operate effectively and, at the same time, reinvest in RiverSource and its other asset management businesses. The Board also considered that the proposed changes in advisory fees and the mergers of certain other Funds would result in revenue gains to Ameriprise Financial, but that these increases would not materially alter profit margins due to expected increases in costs associated with the spin-off, particularly re-branding and separation. CSFB also reported that Ameriprise Financial's projected level of return on equity was generally reasonable in light of the returns on equity of its industry competitors. In evaluating profitability, the Board also considered the benefits Ameriprise Financial obtains through the use of commission dollars paid on portfolio transactions for the Fund and from other business relationships that result from managing the Fund. The Board also considered the fees charged by Ameriprise Financial (and its subsidiaries) to institutional clients as well as the fees paid to, and charged by, subadvisers, noting the differences in services provided in each case. In light of these considerations, the Board concluded that projected profitability levels were appropriate.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT -- 29

ECONOMIES OF SCALE

The Board also considered the "breakpoints" in fees that would be triggered as Fund net asset levels grew and the extent to which shareholders would benefit from such growth. The Board observed that the revised fee schedules under the proposed New IMS Agreement would continue to provide breakpoints similar to those in place pursuant to the current IMS Agreement. Accordingly, the Board concluded that the proposed New IMS Agreement provides adequate opportunity for shareholders to realize benefits as Fund assets grow.

OTHER CONSIDERATIONS

In addition, the Board accorded weight to the fact that, under the New IMS Agreement, RiverSource Investments is held to a higher standard of care than under the current IMS Agreement. The Board also noted Ameriprise Financial's commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts.

Furthermore, the Board recognized that it was not limited to considering management's proposed New IMS Agreement. In this regard, the Board evaluated the circumstances under which it would consider the retention of an investment adviser different from RiverSource Investments. The Board concluded, based on its consultation with independent counsel, that pursuing the retention of a different adviser was not necessary, primarily because, in its best judgment, Ameriprise Financial continues to be basically the same organization (from a functional and managerial standpoint), as it was prior to the spin-off. The Board reasoned that shareholders purchased shares of the Fund with an expectation that the current investment advisory organization would be servicing the Fund.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website www.riversource.com/funds; or by searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283; by looking at the website www.riversource.com/funds; or by searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------
30 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2005 ANNUAL REPORT

[RIVERSOURCE(SM) INVESTMENTS LOGO]

RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD. Both companies are part of Ameriprise Financial, Inc.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP Tax-Free Money Series, Inc. were as follows:

                        2005 - $41,450;                       2004 - $22,619

(b) Audit - Related Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP Tax-Free Money Series, Inc. were as follows:

                        2005 - $27;                           2004 - $32

(c) Tax Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for tax compliance related services for AXP Tax-Free Money Series, Inc. were as follows:

                        2005 - $2,653;                        2004 - $2,495

(d) All Other Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for additional professional services for AXP Tax-Free Money Series, Inc. were as follows:

                        2005 - $23;                            2004 - None

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2005 and 2004 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Dec. 31, by the registrant for non-audit services to KPMG LLP were as follows:

                        2005 - $89,676;                       2004 - $129,395

         The fees paid for the years ended Dec. 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2005 - $87,000;                       2004 - $126,900

(h) 100% of the services performed for item (g) above during 2005 and 2004 were pre-approved by the audit committee.

*2004 represents bills paid 1/1/04 - 12/31/04
 2005 represents bills paid 1/1/05 - 12/31/05

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Tax-Free Money Series,  Inc.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 7, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 7, 2006